Financial Risk Management - Summary of Impact on Earnings After Tax and Equity (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule of Interest Rate Sensitivity Analysis [line items]
Fair value sensitivity for fixed-rate instruments	$ (2,095)	$ (2,596)
Cash flow sensitivity for variable-rate instruments	386	593
Senior Secured Notes [member]
Schedule of Interest Rate Sensitivity Analysis [line items]
Fair value sensitivity for fixed-rate instruments	(1,768)	(2,365)
Cash and cash equivalent [member]
Schedule of Interest Rate Sensitivity Analysis [line items]
Cash flow sensitivity for variable-rate instruments	386	382
Reclamation deposits [member]
Schedule of Interest Rate Sensitivity Analysis [line items]
Cash flow sensitivity for variable-rate instruments		211
Lease liabilities [member]
Schedule of Interest Rate Sensitivity Analysis [line items]
Fair value sensitivity for fixed-rate instruments	(149)	(175)
Secured equipment loans [member]
Schedule of Interest Rate Sensitivity Analysis [line items]
Fair value sensitivity for fixed-rate instruments	(134)	$ (56)
Lease related obligations [Member]
Schedule of Interest Rate Sensitivity Analysis [line items]
Fair value sensitivity for fixed-rate instruments	$ (44)